Document and Entity Information	Nov. 21, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001136893
Document Type	8-K
Document Period End Date	Nov. 21, 2019
Entity Registrant Name	Fidelity National Information Services, Inc.
Entity File Number	1-16427
Entity Incorporation State Country Code	GA
Entity Tax Identification Number	37-1490331
Entity Address, Address Line One	601 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	(904)
Local Phone Number	438-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FIS
Security Exchange Name	NYSE
M 0.400 Senior Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.400% Senior Notes due 2021
Trading Symbol	FIS21A
Security Exchange Name	NYSE
Floating Rate Senior Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Senior Notes due 2021
Trading Symbol	FIS21B
Security Exchange Name	NYSE
M 0.125 Senior Notes Due 2021 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.125% Senior Notes due 2021
Trading Symbol	FIS21C
Security Exchange Name	NYSE
M 1.700 Senior Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.700% Senior Notes due 2022
Trading Symbol	FIS22B
Security Exchange Name	NYSE
M 0.750 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2023
Trading Symbol	FIS23A
Security Exchange Name	NYSE
M 1.100 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.100% Senior Notes due 2024
Trading Symbol	FIS24A
Security Exchange Name	NYSE
M 2.602 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.602% Senior Notes due 2025
Trading Symbol	FIS25A
Security Exchange Name	NYSE
M 1.500 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2027
Trading Symbol	FIS27
Security Exchange Name	NYSE
M 2.000 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2030
Trading Symbol	FIS30
Security Exchange Name	NYSE
M 3.360 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.360% Senior Notes due 2031
Trading Symbol	FIS31
Security Exchange Name	NYSE
M 2.950 Senior Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.950% Senior Notes due 2039
Trading Symbol	FIS39
Security Exchange Name	NYSE